Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)		6 Months Ended
		Dec. 31, 2023	Jun. 30, 2023
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Total		$ 4,598,657	$ 5,130,115
Non-current portion of long-term loans:
Total		739,447
Subtotal		$ 4,183,158	3,971,702
Bank of China Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.25%
Maturities	[1]	May 18, 2024
Short-term loans	[1]	$ 943,675	979,135
Industrial Bank Co., Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		4.80%
Maturities		Dec. 07, 2023
Short-term loans			1,379,063
China Merchants Bank [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	4.93%
Maturities	[2]	Mar. 29, 2024
Short-term loans	[2]		372,347
Xiamen Bank [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.00%
Maturities	[3]	Jun. 25, 2024
Short-term loans	[3]	$ 563,388	551,625
Industrial and Commercial Bank [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[4]	3.65%
Maturities	[4]	Sep. 23, 2023
Short-term loans	[4]		689,532
Industrial and Commercial Bank of China [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	3.65%
Maturities	[1]	Aug. 30, 2024
Short-term loans	[1]	$ 704,235
Xiamen International Bank [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Oct. 08, 2024
Short-term loans	[3]	$ 845,083
Industrial Bank Co., Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		4.80%
Maturities		Dec. 26, 2024
Short-term loans		$ 1,126,777
Bank of China Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	3.80%
Maturities	[1]	Nov. 26, 2023
Short-term loans	[1]		330,975
Bank of China Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.15%
Maturities	[1]	Dec. 29, 2023
Short-term loans	[1]		772,275
Bank of China Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	5.10%
Maturities	[1]	Apr. 15, 2024
Short-term loans	[1]	$ 169,017	55,163
Bank of China Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1],[5]	4.35%
Maturities	[1],[5]	Dec. 03, 2026
Short-term loans	[1],[5]	$ 246,482
Current portion of long-term loans [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Short-term loans		$ 415,499	$ 1,158,413
Bank of China Ltd. [Member]
Bank Loans (Details) - Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1],[5]		4.35%
Maturities	[1],[5]	Dec. 03, 2026
Short-term loans	[1],[5]	$ 739,447

[1]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company and Pop Culture.
[2]	The loan was guaranteed by Mr. Zhuoqin Huang.
[3]	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[4]	The loan was guaranteed by Pop Culture.
[5]	The loan with principal of RMB7,000,000 (equivalent to $985,929) will be repaid in 20 installments at RMB350,000 (approximately $49,296) of each instalment till December 20, 2026.